SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) In Thousands, unless otherwise specified			12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Short-term bank loans USD ($)	Dec. 31, 2011 Short-term bank loans USD ($)	Aug. 30, 2011 Bank credit facility USD ($) item	Aug. 30, 2011 Bank credit facility CNY item	Dec. 31, 2012 Bank credit facility USD ($)
BORROWINGS
Borrowings - due after one year	$ 15,910	$ 79,354	$ 210,920
Short term borrowings due for repayment during the first nine months of 2013			501,657
Short term borrowings	786,987	773,541	210,920	261,697
Amount of borrowings that can be renewed			70,235
Repayment of bank borrowings			431,422
New bank borrowings			470,894
Amount required to be repaid as of the date of the report through December 31, 2013			256,894
Number of lead banks with whom the entity entered into a bank credit facility					2	2
Number of participating commercial banks with whom the entity entered into a bank credit facility					6	6
Maximum borrowing capacity					455,016	2,860,000
Amount borrowed							$ 424,436